RESTATEMENT (Details Narrative)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 04, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issuance of warrants	$ 361,724	$ 361,724
Selling, general and administrative expenses		1,349,797	$ 139,532	$ 4,839,535	$ 316,155	$ 626,285	$ 437,261
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative expenses	$ 361,724	$ 361,724		$ 361,724
Measurement Input, Price Volatility [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt instrument, measurement input								66.15
Warrant [Member] | Measurement Input, Price Volatility [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt instrument, measurement input	69.13	69.13		69.13
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt instrument, measurement input	0	0		0
Warrant [Member] | Measurement Input, Discount Rate [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt instrument, measurement input	3.96	3.96		3.96
Warrant [Member] | Consulting Agreement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock issued during period, shares, issued for services | shares				300,000
Stock price per share | $ / shares	$ 2	$ 2		$ 2